Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	-	-	$-	-	$-
Class A-2-A Notes	$176,964,226.11	0.8406852	$162,500,536.84	0.7719740	$14,463,689.27
Class A-2-B Notes	$117,275,579.77	0.8406852	$107,690,379.52	0.7719740	$9,585,200.26
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$690,019,805.89	0.7227003	$665,970,916.36	0.6975124	$24,048,889.53

Weighted Avg. Coupon (WAC)	3.24%		3.24%
Weighted Avg. Remaining Maturity (WARM)	49.36		48.47
Pool Receivables Balance	$754,194,841.76		$728,884,605.90
Remaining Number of Receivables	45,845		45,136

Adjusted Pool Balance	$723,314,901.38		$699,266,011.85

III. COLLECTIONS

Principal:
Principal Collections	$24,209,006.15
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$667,113.19
Total Principal Collections	$24,876,119.34

Interest:
Interest Collections	$1,975,069.83
Late Fees & Other Charges	$36,471.80
Interest on Repurchase Principal	$-
Total Interest Collections	$2,011,541.63

Collection Account Interest	$24,252.80
Reserve Account Interest	$2,327.80
Servicer Advances	$-

Total Collections	$26,914,241.57

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$26,914,241.57
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$26,914,241.57

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$628,495.70	$-	$628,495.70	628,495.70
	Collection Account Interest					$24,252.80
	Late Fees & Other Charges					$36,471.80
Total due to Servicer						$689,220.30

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$231,528.20		$231,528.20
	Class A-2-B Notes		$188,649.24		$188,649.24
	Class A-3 Notes		$405,625.00		$405,625.00
	Class A-4 Notes		$120,507.33		$120,507.33

	Total Class A interest:		$946,309.77		$946,309.77	946,309.77

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

	Available Funds Remaining:					$25,186,228.34

7.	Regular Principal Distribution Amount:					24,048,889.53

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$14,463,689.27
	Class A-2-B Notes				$9,585,200.26
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$24,048,889.53		$24,048,889.53
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$24,048,889.53		$24,048,889.53

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,137,338.81

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$30,879,940.38
Beginning Period Amount	$30,879,940.38
Current Period Amortization	$1,261,346.33
Ending Period Required Amount	$29,618,594.05
Ending Period Amount	$29,618,594.05
Next Distribution Date Required Amount	$28,383,350.41

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$33,295,095.49	$33,295,095.49	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.60%	4.76%	4.76%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.28%	44,813	99.17%	$722,826,072.86
30 - 60 Days	0.53%	238	0.62%	$4,539,414.23
61 - 90 Days	0.16%	71	0.17%	$1,248,200.00
91-120 Days	0.03%	14	0.04%	$270,918.81
121 + Days	0.00%	0	0.00%	$-
Total		45,136		$728,884,605.90

Delinquent Receivables 30+ Days Past Due
Current Period	0.72%	323	0.83%	$6,058,533.04
1st Preceding Collection Period	0.72%	329	0.81%	$6,128,966.77
2nd Preceding Collection Period	0.70%	324	0.79%	$6,190,779.00
3rd Preceding Collection Period	0.88%	414	0.99%	$7,967,172.58
Four-Month Average	0.75%		0.86%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.21%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		27		$421,977.71
Repossession Inventory		64		$385,602.01

Current Charge-Offs
Gross Principal of Charge-Offs				$1,101,229.71
Recoveries				$(667,113.19)
Net Loss				$434,116.52

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.69%

Average Pool Balance for Current Period				$741,539,723.83

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.70%
1st Preceding Collection Period				0.18%
2nd Preceding Collection Period				0.84%
3rd Preceding Collection Period				0.85%
Four-Month Average				0.64%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		73	613	$7,905,432.98
Recoveries		70	446	$(3,471,274.49)
Net Loss				$4,434,158.49
Cumulative Net Loss as a % of Initial Pool Balance				0.43%

Net Loss for Receivables that have experienced a Net Loss *		50	457	$4,441,429.75
Average Net Loss for Receivables that have experienced a Net Loss				$9,718.66

Principal Balance of Extensions				$1,262,888.94
Number of Extensions				61

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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